Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net margins including noncontrolling interest	$ 52,924	$ 62,853	$ 70,679
Adjustments to reconcile net margins to net cash used in operating activities:
Depreciation and amortization	152,718	126,693	118,776
Amortization of intangible asset	7,324	7,324	7,324
Amortization of NRECA Retirement and Security Plan prepayment	5,520	5,519	5,457
Amortization of debt issuance costs	1,870	1,356	897
Capital credit allocations from cooperatives and income from coal mines over refund distributions	(7,179)	(6,465)	(7,053)
Prepayment—NRECA Retirement and Security Plan			(71,160)
Recognition of deferred revenue		(20,000)
Change in restricted cash and investments	29,113		(390)
Changes in operating assets and liabilities:
Accounts receivable	10,936	(6,460)	7,000
Coal inventory	(18,604)	3,057	17,524
Materials and supplies	(5,432)	(4,593)	(4,119)
Accounts payable and accrued expenses	(12,188)	(5,923)	13,090
Accrued interest	1,814	7,909	(1,061)
Accrued property taxes	1,385	2,507	(189)
Other deferred credits - BNSF settlement	(29,381)
Other	21,324	13,076	(5,089)
Net cash provided by operating activities	212,144	186,853	151,686
Investing activities
Purchases of plant	(290,428)	(221,613)	(212,703)
Changes in deferred charges	9,031	(8,263)	(1,849)
Proceeds from other investments	321	15,270	1,578
Net cash used in investing activities	(281,076)	(214,606)	(212,974)
Financing activities
Member advances	(7,041)	2,227	(2,129)
Payments of long-term debt	(113,063)	(1,739,835)	(196,490)
Proceeds from issuance of debt	240,183	1,674,977	258,873
Debt refinancing transaction costs		(184,073)
Decrease in advance payments to RUS		137,727	130,257
Retirement of patronage capital	(8,286)	(20,582)	(10,711)
Proceeds from investment in securities pledged as collateral	8,931	8,723	8,410
Change in restricted cash and investments	327	48,000	(15,357)
Net cash provided by (used in) financing activities	121,051	(72,836)	172,853
Net decrease in cash and cash equivalents	52,119	(100,589)	111,565
Cash and cash equivalents - beginning	92,468	193,057	81,492
Cash and cash equivalents - end	144,587	92,468	193,057
Supplemental cash flow information:
Cash paid for interest	154,657	152,344	166,828
Supplemental disclosure of noncash investing and financing activities:
Change in plant expenditures included in accounts payable	2,173	$ (4,691)	$ 5,276
Renewal of transmission right of way easements	$ 27,447